OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                            Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                                Independence Fund
                         Schedule of Investments 3/31/08

   Shares                                                                                      Value
   ------                                                                                      -----

                     COMMON STOCKS - 98.2 %
                     Energy - 8.7 %
                     Integrated Oil & Gas - 4.4 %
    380,095          Hess Corp.                                                         $       33,516,777
    102,580          Suncor Energy, Inc.                                                         9,883,583
                                                                                        ------------------
                                                                                        $       43,400,360
                                                                                        ------------------
                     Oil & Gas Equipment & Services - 2.2 %
    294,800          Weatherford International, Inc. *                                  $       21,364,156
                                                                                        ------------------
                     Oil & Gas Exploration & Production - 2.1 %
    101,400          Devon Energy Corp.                                                 $       10,579,062
    165,500          XTO Energy, Inc.                                                           10,237,830
                                                                                        ------------------
                                                                                        $       20,816,892
                                                                                        ------------------
                     Total Energy                                                       $       85,581,408
                                                                                        ------------------
                     Materials - 4.9 %
                     Diversified Metals & Mining - 4.6 %
    465,985          Freeport-McMoRan Copper & Gold, Inc. (Class B)                     $       44,837,077
                                                                                        ------------------
                     Industrial Gases - 0.3 %
     37,900          Praxair, Inc.                                                      $        3,192,317
                                                                                        ------------------
                     Total Materials                                                    $       48,029,394
                                                                                        ------------------
                     Capital Goods - 11.3 %
                     Aerospace & Defense - 10.1 %
    241,300          Boeing Co.                                                         $       17,945,481
    128,000          General Dynamics Corp.                                                     10,671,360
    508,550          Honeywell International, Inc.                                              28,692,391
     76,600          L-3 Communications Holdings, Inc.                                           8,375,444
    481,800          United Technologies Corp.                                                  33,157,476
                                                                                        ------------------
                                                                                        $       98,842,152
                                                                                        ------------------
                     Electrical Component & Equipment - 1.2 %
     21,900          First Solar, Inc. *                                                $        5,061,966
    170,200          Suntech Power Holdings (A.D.R.) *                                           6,903,312
                                                                                        ------------------
                                                                                        $       11,965,278
                                                                                        ------------------
                     Total Capital Goods                                                $      110,807,430
                                                                                        ------------------
                     Consumer Durables & Apparel - 0.7 %
                     Footwear - 0.7 %
     96,600          Nike, Inc.                                                         $        6,568,800
                                                                                        ------------------
                     Total Consumer Durables & Apparel                                  $        6,568,800
                                                                                        ------------------
                     Media - 1.5 %
                     Movies & Entertainment - 1.5 %
    477,600          The Walt Disney Co.                                                $       14,987,088
                                                                                        ------------------
                     Total Media                                                        $       14,987,088
                                                                                        ------------------
                     Retailing - 4.0 %
                     Apparel Retail - 4.0 %
    189,400          Abercrombie & Fitch Co.                                            $       13,852,716
    772,200          TJX Companies, Inc.                                                        25,536,654

   Shares                                                                                      Value
   ------                                                                                      -----

                                                                                        ------------------
                                                                                        $       39,389,370
                                                                                        ------------------
                     Total Retailing                                                    $       39,389,370
                                                                                        ------------------
                     Food & Drug Retailing - 0.4 %
                     Drug Retail - 0.4 %
     85,600          CVS Corp.                                                          $        3,467,656
                                                                                        ------------------
                     Total Food & Drug Retailing                                        $        3,467,656
                                                                                        ------------------
                     Food, Beverage & Tobacco - 1.1 %
                     Packaged Foods & Meats - 0.2 %
     18,000          Nestle SA (A.D.R.)                                                 $        2,248,632
                                                                                        ------------------
                     Soft Drinks - 0.9 %
    145,900          Coca-Cola Co.                                                      $        8,880,933
                                                                                        ------------------
                     Total Food, Beverage & Tobacco                                     $       11,129,565
                                                                                        ------------------
                     Health Care Equipment & Services - 0.4 %
                     Health Care Equipment - 0.4 %
    286,505          Insulet Corp. *                                                    $        4,125,672
                                                                                        ------------------
                     Total Health Care Equipment & Services                             $        4,125,672
                                                                                        ------------------
                     Pharmaceuticals & Biotechnology - 13.3 %
                     Biotechnology - 1.9 %
    357,000          Gilead Sciences, Inc. *                                            $       18,396,210
                                                                                        ------------------
                     Pharmaceuticals - 11.4 %
  2,154,900          Bristol-Myers Squibb Co.                                           $       45,899,370
  1,513,800          Schering Plough Corp.                                                      21,813,858
    970,828          Teva Pharmaceutical Industries, Ltd.                                       44,842,545
                                                                                        ------------------
                                                                                        $      112,555,773
                                                                                        ------------------
                     Total Pharmaceuticals & Biotechnology                              $      130,951,983
                                                                                        ------------------
                     Banks - 2.7 %
                     Diversified Banks - 0.7 %
    264,100          Wachovia Corp.                                                     $        7,130,700
                                                                                        ------------------
                     Regional Banks - 1.2 %
    223,675          SunTrust Banks, Inc.                                               $       12,333,440
                                                                                        ------------------
                     Thrifts & Mortgage Finance - 0.8 %
    286,500          Federal National Mortgage Association *                            $        7,540,680
                                                                                        ------------------
                     Total Banks                                                        $       27,004,820
                                                                                        ------------------
                     Diversified Financials - 6.5 %
                     Consumer Finance - 0.3 %
     60,900          American Express Co.                                               $        2,662,548
                                                                                        ------------------
                     Investment Banking & Brokerage - 2.3 %
    348,500          Lehman Brothers Holdings, Inc.                                     $       13,117,540
    212,600          Morgan Stanley                                                              9,715,820
                                                                                        ------------------
                                                                                        $       22,833,360
                                                                                        ------------------
                     Diversified Financial Services - 2.1 %
    254,400          Bank of America Corp.                                              $        9,644,304
    504,200          Citigroup, Inc.                                                            10,799,964
                                                                                        ------------------
                                                                                        $       20,444,268
                                                                                        ------------------
                     Specialized Finance - 1.8 %
    102,300          IntercontinentalExchange, Inc. *                                   $       13,350,150
     52,600          Nymex Holdings, Inc.                                                        4,767,138
                                                                                        ------------------
                                                                                        $       18,117,288
                                                                                        ------------------
                     Total Diversified Financials                                       $       64,057,464
                                                                                        ------------------

   Shares                                                                                      Value
   ------                                                                                      -----

                     Insurance - 1.9 %
                     Multi-Line Insurance - 1.9 %
    443,630          American International Group, Inc.                                 $       19,186,998
                                                                                        ------------------
                     Total Insurance                                                    $       19,186,998
                                                                                        ------------------
                     Software & Services - 9.2 %
                     Internet Software & Services - 4.6 %
    566,700          Akamai Technologies *                                              $       15,958,272
     67,400          Google, Inc. *                                                             29,687,678
                                                                                        ------------------
                                                                                        $       45,645,950
                                                                                        ------------------
                     Systems Software - 4.6 %
  2,286,850          Oracle Corp. *                                                     $       44,730,786
                                                                                        ------------------
                     Total Software & Services                                          $       90,376,736
                                                                                        ------------------
                     Technology Hardware & Equipment - 21.8 %
                     Communications Equipment - 13.5 %
  1,035,800          Cisco Systems, Inc. *                                              $       24,952,422
    928,120          Corning, Inc. *                                                            22,312,005
    862,042          F5 Networks, Inc. *                                                        15,663,303
    630,385          Foundry Networks, Inc. *                                                    7,299,858
    404,700          Juniper Networks, Inc. *                                                   10,117,500
    869,700          Nokia Corp. (A.D.R.)                                                       27,682,551
    225,100          Research In Motion *                                                       25,262,973
                                                                                        ------------------
                                                                                        $      133,290,612
                                                                                        ------------------
                     Computer Hardware - 8.3 %
    365,500          Apple, Inc. *                                                      $       52,449,250
    711,900          Hewlett-Packard Co.                                                        32,505,354
                                                                                        ------------------
                                                                                        $       84,954,604
                                                                                        ------------------
                     Total Technology Hardware & Equipment                              $      218,245,216
                                                                                        ------------------
                     Semiconductors - 9.8 %
                     Semiconductor Equipment - 1.9 %
    989,000          Applied Materials, Inc.                                            $       19,295,390
                                                                                        ------------------
                     Semiconductors - 7.9 %
  1,226,300          Broadcom Corp. *                                                   $       23,630,801
  2,268,700          Intel Corp.                                                                48,051,065
    562,588          Taiwan Semiconductor Manufacturing Co. (A.D.R.)                             5,777,779
                                                                                        ------------------
                                                                                        $       77,459,645
                                                                                        ------------------
                     Total Semiconductors                                               $       96,755,035
                                                                                        ------------------
                     TOTAL COMMON STOCKS
                     (Cost  $1,010,998,837)                                             $      970,664,635
                                                                                        ------------------

Principal
 Amount
---------

                     TEMPORARY CASH INVESTMENTS - 2.1 %
                     Repurchase Agreements - 2.1 %
$10,300,000          Barclays Plc, 2.75%, dated 3/31/08, repurchase price
                     of $10,300,000 plus accrued interest on 4/1/08 collateralized by the following:

                     $3,789,415 Federal National Mortgage Association,
                     5.5 - 6.5%, 2/1/23 - 1/1/48
                     $7,700,954 Federal National Mortgage Association (ARM),
                     4.44 - 7.029 %, 1/1/34 - 9/1/37
                     $1,275,984 Federal Home Loan Mortgage Corp.,
                     4.182 - 4.728%, 12/1/34 - 6/1/35
                     $770,184 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37            $       10,300,000

 10,300,000          JP Morgan Chase & Co., 2.5%, dated 3/31/08, repurchase price of $10,300,000 plus accrued interest on 4/1/08 collateralized by the following:

                     $13,295,759 Federal National Mortgage Association,
                     5.0% - 10.0%, 10/1/14 - 3/1/38                                             10,300,000
                                                                                        ------------------
                     TOTAL TEMPORARY CASH INVESTMENTS
                     (Cost  $20,600,000)                                                $       20,600,000
                                                                                        ------------------

                     TOTAL INVESTMENT IN SECURITIES - 100.2%
                     (Cost  $1,031,598,837)                                             $      991,264,635
                                                                                        ------------------

                     OTHER ASSETS AND LIABILITIES - (0.2)%                              $       -6,769,130
                                                                                        ------------------

                     TOTAL NET ASSETS - 100.0%                                          $      984,495,505
                                                                                        ------------------

    (A.D.R.)         American Depositary Receipt

          *          Non-income producing security.

         (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,031,598,837 was as follows:

                     Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost                          $      159,487,196

                     Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value                                (199,821,398)
                                                                                        ------------------

                     Net unrealized gain                                                $      (40,334,202)
                                                                                        ------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

   --------------------------------------------------------------------------------------------------------------------------
   Valuation Inputs                                                                     Investments in       Other Financial
                                                                                           Securities          Instruments*
   --------------------------------------------------------------------------------------------------------------------------
   Level 1 - Quoted Prices                                                                 945,134,128
   --------------------------------------------------------------------------------------------------------------------------
   Level 2 - Other Significant Observable Inputs                                            20,600,000
   --------------------------------------------------------------------------------------------------------------------------
   Level 3 - Significant Unobservable Inputs                                                         -
   --------------------------------------------------------------------------------------------------------------------------
   Total                                                                                   965,734,128                   -
   --------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.